UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
4/30/14 (Unaudited)

COMMON STOCKS (97.6%)(a)
		Shares	Value

Aerospace and defense (4.3%)

Airbus Group NV (France)		12,565	$865,171

Embraer SA ADR (Brazil)(S)		900	30,960

General Dynamics Corp.		32,599	3,567,961

Honeywell International, Inc.		15,192	1,411,337

L-3 Communications Holdings, Inc.		7,008	808,513

Northrop Grumman Corp.		19,120	2,323,271

Raytheon Co.		3,133	299,139

Rockwell Collins, Inc.		7,687	596,896

United Technologies Corp.		8,498	1,005,568

			10,908,816
Airlines (0.9%)

American Airlines Group, Inc.(NON)		7,068	247,875

Delta Air Lines, Inc.		34,005	1,252,404

Spirit Airlines, Inc.(NON)		13,875	788,655

			2,288,934
Auto components (0.2%)

Johnson Controls, Inc.		5,922	267,319

TRW Automotive Holdings Corp.(NON)		1,595	128,158

			395,477
Automobiles (0.4%)

Ford Motor Co.(S)		17,053	275,406

General Motors Co.		18,854	650,086

			925,492
Banks (6.0%)

Bank of America Corp.		135,114	2,045,626

Citigroup, Inc.		57,543	2,756,885

JPMorgan Chase & Co.		75,414	4,221,676

KeyCorp		52,491	715,977

Regions Financial Corp.		55,113	558,846

U.S. Bancorp		5,092	207,652

Wells Fargo & Co.		96,965	4,813,343

			15,320,005
Beverages (1.8%)

Brown-Forman Corp. Class B		1,344	120,584

Coca-Cola Enterprises, Inc.		2,422	110,056

Dr. Pepper Snapple Group, Inc.		17,429	965,915

Monster Beverage Corp.(NON)		15,684	1,050,201

PepsiCo, Inc.		28,431	2,441,939

			4,688,695
Biotechnology (2.9%)

Biogen Idec, Inc.(NON)		4,443	1,275,674

Celgene Corp.(NON)		12,302	1,808,517

Gilead Sciences, Inc.(NON)		42,945	3,370,753

InterMune, Inc.(NON)		13,828	443,602

Retrophin, Inc.(NON)(S)		21,454	306,578

Vertex Pharmaceuticals, Inc.(NON)		4,760	322,252

			7,527,376
Building products (—%)

Allegion PLC (Ireland)		1,134	55,963

Fortune Brands Home & Security, Inc.		1,424	56,746

			112,709
Capital markets (2.4%)

Ameriprise Financial, Inc.		6,640	741,223

Carlyle Group LP (The)		27,965	897,117

Charles Schwab Corp. (The)		60,965	1,618,621

Fortress investment Group, LLC Class A		13,230	94,595

Invesco, Ltd.		6,393	225,098

KKR & Co. LP		47,281	1,073,752

Morgan Stanley		24,923	770,868

State Street Corp.		12,321	795,444

			6,216,718
Chemicals (2.9%)

Agrium, Inc. (Canada)		886	85,118

Axiall Corp.		7,242	337,477

Chemtura Corp.(NON)		13,145	293,134

Dow Chemical Co. (The)		27,223	1,358,428

Ecolab, Inc.		5,532	578,868

Huntsman Corp.		16,320	408,816

LG Chemical, Ltd. (South Korea)		1,406	358,694

LyondellBasell Industries NV Class A		9,776	904,280

Monsanto Co.		12,231	1,353,972

Potash Corp. of Saskatchewan, Inc. (Canada)		3,160	114,228

Solvay SA (Belgium)(S)		1,815	294,555

Symrise AG (Germany)		13,350	674,381

Tronox, Ltd. Class A		8,862	217,119

Wacker Chemie AG (Germany)(S)		2,592	304,407

			7,283,477
Commercial services and supplies (0.6%)

Tyco International, Ltd.		37,917	1,550,805

			1,550,805
Communications equipment (1.3%)

Cisco Systems, Inc.		25,181	581,933

Juniper Networks, Inc.(NON)		28,289	698,455

Qualcomm, Inc.		26,289	2,069,207

			3,349,595
Construction materials (0.1%)

Eagle Materials, Inc.		601	50,081

Martin Marietta Materials, Inc.(S)		625	77,706

Vulcan Materials Co.		876	56,528

			184,315
Consumer finance (1.3%)

Ally Financial, Inc.(F)(NON)		6,663	160,911

American Express Co.		21,842	1,909,646

Discover Financial Services		12,583	703,390

Santander Consumer USA Holdings, Inc.(NON)		23,979	545,282

			3,319,229
Containers and packaging (0.3%)

MeadWestvaco Corp.		13,754	537,369

Sealed Air Corp.		7,979	273,759

			811,128
Diversified consumer services (0.2%)

Bright Horizons Family Solutions, Inc.(NON)		14,123	575,936

			575,936
Diversified financial services (1.0%)

Berkshire Hathaway, Inc. Class B(NON)		11,388	1,467,344

CME Group, Inc.		15,792	1,111,599

			2,578,943
Diversified telecommunication services (1.2%)

AT&T, Inc.(S)		15,373	548,816

Verizon Communications, Inc.		51,768	2,419,119

			2,967,935
Electric utilities (1.3%)

American Electric Power Co., Inc.		11,208	603,102

Duke Energy Corp.		10,416	775,888

Edison International		13,401	757,961

Exelon Corp.		1,477	51,739

FirstEnergy Corp.		10,510	354,713

NextEra Energy, Inc.		6,669	665,900

PPL Corp.		2,146	71,548

			3,280,851
Electrical equipment (0.5%)

Alstom SA (France)		10,397	421,176

Eaton Corp PLC		11,921	865,941

			1,287,117
Electronic equipment, instruments, and components (1.1%)

Amphenol Corp. Class A		3,085	294,155

Anixter International, Inc.		19,061	1,867,597

Corning, Inc.		19,327	404,128

TE Connectivity, Ltd.		5,047	297,672

			2,863,552
Energy equipment and services (2.1%)

Baker Hughes, Inc.		2,442	170,696

Dril-Quip, Inc.(NON)		1,829	206,896

Halliburton Co.		23,014	1,451,493

Petrofac, Ltd. (United Kingdom)		30,340	746,817

Rowan Cos. PLC Class A(NON)		7,511	232,240

Schlumberger, Ltd.		21,692	2,202,823

SPT Energy Group, Inc. (China)(S)		386,000	209,720

Weatherford International, Ltd.(NON)		5,989	125,769

			5,346,454
Food and staples retail (1.7%)

Costco Wholesale Corp.		10,654	1,232,455

CVS Caremark Corp.		18,239	1,326,340

Wal-Mart Stores, Inc.(S)		16,236	1,294,172

Whole Foods Market, Inc.(S)		8,345	414,747

			4,267,714
Food products (1.5%)

Boulder Brands, Inc.(NON)(S)		3,095	45,682

ConAgra Foods, Inc.		2	61

General Mills, Inc.		1,286	68,184

Hershey Co. (The)		879	84,595

Hillshire Brands Co. (The)		8,817	314,326

JM Smucker Co. (The)		2,343	226,521

Kellogg Co.		7,402	494,676

Kraft Foods Group, Inc.		10,009	569,112

Mead Johnson Nutrition Co.		6,835	603,257

Mondelez International, Inc. Class A		28,610	1,019,947

Pinnacle Foods, Inc.		4,754	144,522

S&W Seed Co.(NON)(S)		13,463	98,818

Tyson Foods, Inc. Class A		695	29,169

			3,698,870
Health-care equipment and supplies (1.9%)

Abbott Laboratories		14,123	547,125

Baxter International, Inc.		14,532	1,057,784

Boston Scientific Corp.(NON)		15,893	200,411

Covidien PLC		6,179	440,254

Intuitive Surgical, Inc.(NON)		109	39,425

Medtronic, Inc.		7,921	465,913

St. Jude Medical, Inc.		15,141	960,999

Tornier NV (Netherlands)(NON)		16,617	281,990

TransEnterix, Inc.(NON)		16,747	72,012

Zimmer Holdings, Inc.		7,105	687,764

			4,753,677
Health-care providers and services (2.4%)

Aetna, Inc.		13,018	930,136

Catamaran Corp.(NON)		4,197	158,437

CIGNA Corp.		2,965	237,319

Community Health Systems, Inc.(NON)		10,443	395,685

Express Scripts Holding Co.(NON)		5,978	398,015

HCA Holdings, Inc.(NON)		7,800	405,600

Humana, Inc.		5,077	557,201

LifePoint Hospitals, Inc.(NON)		7,322	409,446

McKesson Corp.		3,375	571,016

UnitedHealth Group, Inc.		17,230	1,292,939

WellCare Health Plans, Inc.(NON)		5,904	398,343

WellPoint, Inc.		3,143	316,437

			6,070,574
Health-care technology (—%)

Medidata Solutions, Inc.(NON)(S)		756	27,450

			27,450
Hotels, restaurants, and leisure (1.6%)

Bloomin' Brands, Inc.(NON)		6,580	140,286

Hilton Worldwide Holdings, Inc.(NON)(S)		19,096	416,866

Marriott International, Inc. Class A(S)		9,317	539,734

McDonald's Corp.		8,725	884,541

Penn National Gaming, Inc.(NON)		20,443	228,144

Starbucks Corp.		10,494	741,086

Vail Resorts, Inc.		6,909	478,310

Wyndham Worldwide Corp.		10,190	726,955

			4,155,922
Household durables (0.7%)

D.R. Horton, Inc.(S)		16,009	356,681

PulteGroup, Inc.		31,623	581,547

Whirlpool Corp.		5,995	919,513

			1,857,741
Independent power and renewable electricity producers (0.6%)

AES Corp.		8,695	125,643

Calpine Corp.(NON)		31,021	711,312

NRG Energy, Inc.		24,549	803,243

			1,640,198
Industrial conglomerates (0.9%)

General Electric Co.		32,857	883,525

Siemens AG (Germany)		11,564	1,524,530

			2,408,055
Insurance (2.6%)

American International Group, Inc.		28,414	1,509,636

Assured Guaranty, Ltd.		18,587	444,415

Genworth Financial, Inc. Class A(NON)		49,845	889,733

Hartford Financial Services Group, Inc. (The)		20,097	720,879

Lincoln National Corp.		8,964	434,844

Marsh & McLennan Cos., Inc.		15,658	772,096

MetLife, Inc.		26,242	1,373,769

Travelers Cos., Inc. (The)		4,659	422,012

			6,567,384
Internet and catalog retail (1.7%)

Amazon.com, Inc.(NON)		6,938	2,110,054

Ctrip.com International, Ltd. ADR (China)(NON)(S)		9,537	445,759

Groupon, Inc.(NON)(S)		33,646	235,186

Netflix, Inc.(NON)		759	244,428

Priceline Group, Inc. (The)(NON)		1,228	1,421,717

			4,457,144
Internet software and services (4.1%)

58.Com, Inc. ADR (China)(NON)		3,600	143,208

Akamai Technologies, Inc.(NON)		3,248	172,371

eBay, Inc.(NON)		27,738	1,437,661

Facebook, Inc. Class A(NON)		34,754	2,077,594

Google, Inc. Class C(NON)		9,528	5,018,016

Pandora Media, Inc.(NON)		4,864	113,915

Qihoo 360 Technology Co., Ltd. ADR (China)(NON)(S)		2,268	191,374

Tencent Holdings, Ltd. (China)		6,160	387,463

Yahoo!, Inc.(NON)		23,001	826,886

Yandex NV Class A (Russia)(NON)(S)		6,242	165,413

			10,533,901
IT Services (2.2%)

CACI International, Inc. Class A(NON)(S)		6,204	432,109

Cognizant Technology Solutions Corp. Class A(NON)		10,674	511,338

Computer Sciences Corp.		11,639	688,796

Fidelity National Information Services, Inc.		11,485	613,644

MasterCard, Inc. Class A		17,321	1,273,960

Visa, Inc. Class A		10,382	2,103,497

			5,623,344
Leisure products (0.2%)

Brunswick Corp.		7,610	305,846

Hasbro, Inc.(S)		5,289	292,270

			598,116
Life sciences tools and services (0.7%)

PerkinElmer, Inc.		11,787	494,700

Thermo Fisher Scientific, Inc.		11,212	1,278,168

WuXi pharmaTech Cayman, Inc. ADR (China)(NON)		2,877	97,818

			1,870,686
Machinery (—%)

Joy Global, Inc.(S)		1,371	82,781

			82,781
Media (5.0%)

CBS Corp. Class B (non-voting shares)		23,674	1,367,410

Comcast Corp. Class A		52,340	2,709,118

DIRECTV(NON)		11,347	880,527

DISH Network Corp. Class A(NON)		20,169	1,146,809

Liberty Global PLC Ser. C (United Kingdom)(NON)		49,803	1,913,929

Live Nation Entertainment, Inc.(NON)		36,382	759,656

Madison Square Garden Co. (The) Class A(NON)		9,322	508,981

Time Warner Cable, Inc.		3,869	547,309

Twenty-First Century Fox, Inc.		50,065	1,603,081

Walt Disney Co. (The)		17,831	1,414,712

			12,851,532
Metals and mining (0.7%)

Alcoa, Inc.		7,019	94,546

Allegheny Technologies, Inc.		1,546	63,695

BHP Billiton PLC (United Kingdom)		2,179	70,520

Constellium NV Class A (Netherlands)(NON)		2,682	81,855

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)		14,207	488,295

Hi-Crush Partners LP (Units)		7,179	291,396

Newmont Mining Corp.		6,144	152,556

Nucor Corp.		4,586	237,326

Southern Copper Corp. (Peru)(S)		1,724	51,961

Steel Dynamics, Inc.		2,920	53,348

U.S. Silica Holdings, Inc.		4,785	216,138

			1,801,636
Multi-utilities (0.9%)

Ameren Corp.		6,028	249,017

CMS Energy Corp.		4,698	142,396

Dominion Resources, Inc.		7,465	541,511

NiSource, Inc.		4,428	160,825

PG&E Corp.		15,553	708,906

Sempra Energy		5,148	507,644

			2,310,299
Multiline retail (0.5%)

Dollar General Corp.(NON)		10,976	619,485

Macy's, Inc.		12,942	743,259

			1,362,744
Oil, gas, and consumable fuels (8.0%)

Anadarko Petroleum Corp.		7,588	751,364

Cabot Oil & Gas Corp.		18,659	732,926

Cheniere Energy, Inc.(NON)		9,816	554,113

CONSOL Energy, Inc.		5,222	232,431

Energy Transfer Equity LP		6,746	314,296

EOG Resources, Inc.		22,568	2,211,664

EP Energy Corp. Class A(NON)(S)		50,522	981,642

Exxon Mobil Corp.		63,627	6,516,041

Gaztransport Et Technigaz SA (France)(NON)		7,605	526,907

Marathon Oil Corp.		41,733	1,508,648

MPLX LP (Partnership shares)		5,650	305,835

QEP Resources, Inc.		49,198	1,509,887

Royal Dutch Shell PLC ADR (United Kingdom)		20,929	1,647,949

Suncor Energy, Inc. (Canada)		50,886	1,964,200

Valero Energy Corp.		10,424	595,940

			20,353,843
Paper and forest products (0.2%)

International Paper Co.		9,010	420,317

			420,317
Personal products (0.7%)

Coty, Inc. Class A(S)		116,020	1,862,121

			1,862,121
Pharmaceuticals (5.6%)

AbbVie, Inc.		35,896	1,869,464

Actavis PLC(NON)		9,170	1,873,706

Allergan, Inc.		6,580	1,091,227

AstraZeneca PLC ADR (United Kingdom)		12,409	980,931

Bristol-Myers Squibb Co.		41,419	2,074,678

Eli Lilly & Co.		24,069	1,422,478

Johnson & Johnson		14,624	1,481,265

Merck & Co., Inc.		35,788	2,095,745

Pfizer, Inc.		46,346	1,449,703

			14,339,197
Real estate investment trusts (REITs) (2.3%)

Altisource Residential Corp. (Virgin Islands)(R)		17,096	480,740

American Campus Communities, Inc.(R)		3,720	142,104

American Tower Corp.(R)		13,383	1,117,748

AvalonBay Communities, Inc.(R)		5,797	791,580

Equity Lifestyle Properties, Inc.(R)		5,225	218,771

Gaming and Leisure Properties, Inc.(R)		14,585	535,999

General Growth Properties(R)		10,380	238,429

Plum Creek Timber Co., Inc.(R)		3,617	157,701

Prologis, Inc.(R)		8,839	359,129

Public Storage(R)		1,685	295,734

Simon Property Group, Inc.(R)		3,116	539,691

Ventas, Inc.(R)		9,375	619,500

Vornado Realty Trust(R)		3,312	339,811

			5,836,937
Real estate management and development (0.3%)

CBRE Group, Inc. Class A(NON)		8,015	213,520

RE/MAX Holdings, Inc. Class A		14,824	418,333

			631,853
Road and rail (0.9%)

Genesee & Wyoming, Inc. Class A(NON)		6,117	605,644

Union Pacific Corp.		9,251	1,761,668

			2,367,312
Semiconductors and semiconductor equipment (1.8%)

Applied Materials, Inc.		15,817	301,472

Avago Technologies, Ltd.		8,100	514,350

Broadcom Corp. Class A		1,308	40,299

Himax Technologies, Inc. ADR (Taiwan)(S)		8,137	70,955

Intel Corp.		43,400	1,158,346

Lam Research Corp.(NON)		7,345	423,145

Marvell Technology Group, Ltd.		18,959	300,690

Micron Technology, Inc.(NON)		43,801	1,144,082

NXP Semiconductor NV(NON)		2,167	129,197

RF Micro Devices, Inc.(NON)		14,184	119,713

Texas Instruments, Inc.		6,835	310,651

			4,512,900
Software (3.3%)

Adobe Systems, Inc.(NON)		6,915	426,586

ANSYS, Inc.(NON)		925	70,587

Electronic Arts, Inc.(NON)(S)		7,583	214,599

Intuit, Inc.		4,236	320,877

Mentor Graphics Corp.		4,308	89,176

Microsoft Corp.		77,911	3,147,604

Oracle Corp.		70,470	2,880,814

PTC, Inc.(NON)		10,256	362,755

Red Hat, Inc.(NON)		13,763	669,570

ServiceNow, Inc.(NON)		4,348	216,183

Synopsys, Inc.(NON)		3,344	125,801

			8,524,552
Specialty retail (2.2%)

Bed Bath & Beyond, Inc.(NON)		13,165	817,941

Five Below, Inc.(NON)		12,753	514,073

Gap, Inc. (The)		12,701	499,149

GNC Holdings, Inc. Class A		4,244	190,980

Home Depot, Inc. (The)		25,677	2,041,578

Office Depot, Inc.(NON)		116,318	475,741

TJX Cos., Inc. (The)		20,370	1,185,127

			5,724,589
Technology hardware, storage, and peripherals (5.0%)

Apple, Inc.		17,521	10,338,959

Hewlett-Packard Co.		17,383	574,682

NetApp, Inc.		7,843	279,289

SanDisk Corp.		8,879	754,449

Seagate Technology PLC(S)		3,269	171,884

Western Digital Corp.		6,531	575,577

			12,694,840
Textiles, apparel, and luxury goods (1.4%)

Hanesbrands, Inc.		4,012	329,345

Michael Kors Holdings, Ltd.(NON)		7,456	679,987

NIKE, Inc. Class B		18,605	1,357,235

Tumi Holdings, Inc.(NON)		54,345	1,109,725

			3,476,292
Tobacco (3.0%)

Altria Group, Inc.		79,999	3,208,760

Philip Morris International, Inc.		50,992	4,356,247

			7,565,007
Trading companies and distributors (0.1%)

WESCO International, Inc.(NON)		2,599	228,140

			228,140
Water utilities (0.1%)

American Water Works Co., Inc.		5,184	236,028

			236,028

Total common stocks (cost $216,303,609)			$249,497,255

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
		Shares	Value

United Technologies Corp. $3.75 cv. pfd.		5,340	$353,188

Total convertible preferred stocks (cost $267,000)			$353,188

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration	Contract
	date/strike price	amount	Value

Vodafone Group PLC (Call)	Jan-15/$40.00	$9,801	$15,967

Total purchased options outstanding (cost $12,040)			$15,967

SHORT-TERM INVESTMENTS (5.9%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.10%, October 16, 2014(SEG)		$273,000	$272,946

Putnam Short Term Investment Fund 0.06%(AFF)		6,349,988	6,349,988

Putnam Cash Collateral Pool, LLC 0.18%(d)		8,530,073	8,530,073

Total short-term investments (cost $15,152,938)			$15,153,007

TOTAL INVESTMENTS

Total investments (cost $231,735,587)(b)			$265,019,417

FORWARD CURRENCY CONTRACTS at 4/30/14 (aggregate face value $16,596,964) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Sell	6/18/14	$3,863,162	$3,819,395	$(43,767)
	Swiss Franc	Buy	6/18/14	676,979	671,250	5,729
Citibank, N.A.
	Euro	Sell	6/18/14	6,749,008	6,702,722	(46,286)
Credit Suisse International
	Swiss Franc	Sell	6/18/14	522,056	517,579	(4,477)
Deutsche Bank AG
	British Pound	Buy	6/18/14	102,786	100,269	2,517
	Euro	Buy	6/18/14	799,860	793,482	6,378
HSBC Bank USA, National Association
	British Pound	Sell	6/18/14	712,919	704,479	(8,440)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/17/14	2,175,230	2,156,241	(18,989)
State Street Bank and Trust Co.
	Euro	Buy	6/18/14	1,140,418	1,131,547	8,871

Total						$(98,464)

FUTURES CONTRACTS OUTSTANDING at 4/30/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index E-Mini (Long)	31	$2,910,745	Jun-14	$18,383

Total				$18,383

WRITTEN OPTIONS OUTSTANDING at 4/30/14 (premiums $3,379) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Vodafone Group PLC (Call)	Jan-15/$45.00	$9,801	$5,793

Total			$5,793

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through April 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $255,569,298.
(b)	The aggregate identified cost on a tax basis is $232,089,803, resulting in gross unrealized appreciation and depreciation of $36,959,736 and $4,030,122, respectively, or net unrealized appreciation of $32,929,614.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$7,369,627	$34,040,991	$35,060,630	$2,473	$6,349,988
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $8,530,073, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $8,380,221.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $499,089 to cover certain derivatives contracts and the settlement of certain securities.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to generate additional income for the portfolio, to enhance the return on securities owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums are factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $116,230 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$36,380,985	$—	$—
Consumer staples	22,082,407	—	—
Energy	24,743,760	956,537	—
Financials	40,310,158	160,911	—
Health care	34,588,960	—	—
Industrials	18,844,968	2,389,701	—
Information technology	47,715,221	387,463	—
Materials	8,798,316	1,702,557	—
Telecommunication services	2,967,935	—	—
Utilities	7,467,376	—	—
Total common stocks	243,900,086	5,597,169	—
Convertible preferred stocks	353,188	—	—
Purchased options outstanding	—	15,967	—
Short-term investments	6,349,988	8,803,019	—

Totals by level	$250,603,262	$14,416,155	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(98,464)	$—
Futures contracts	18,383	—	—
Written options outstanding	—	(5,793)	—

Totals by level	$18,383	$(104,257)	$—

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$23,495	$121,959
Equity contracts	34,350	5,793

Total	$57,845	$127,752

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$30,000
Written equity option contracts (contract amount)		$10,000
Futures contracts (number of contracts)		10
Forward currency contracts (contract amount)		$13,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Futures contracts§	$—	$—	$—	$—	$—	$—	$11,120	$—	$—	$11,120
	Forward currency contracts#	5,729	—	—	8,895	—	—	—	8,871	—	23,495
	Purchased options#	—	—	—	—	—	—	—	—	15,967	15,967

	Total Assets	$5,729	$—	$—	$8,895	$—	$—	$11,120	$8,871	$15,967	$50,582

	Liabilities:
	Futures contracts§	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	43,767	46,286	4,477	—	8,440	18,989	—	—	—	121,959
	Written options#	—	—	—	—	—	—	—	—	5,793	5,793

	Total Liabilities	$43,767	$46,286	$4,477	$—	$8,440	$18,989	$—	$—	$5,793	$127,752

	Total Financial and Derivative Net Assets	$(38,038)	$(46,286)	$(4,477)	$8,895	$(8,440)	$(18,989)	$11,120	$8,871	$10,174	$(77,170)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(38,038)	$(46,286)	$(4,477)	$8,895	$(8,440)	$(18,989)	$11,120	$8,871	$10,174	$(77,170)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the table listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2014